SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options
SHARE-BASED COMPENSATION
Schedule of activity of stock options

	Number of options	Weighted average exercise price per option
Outstanding at January 1, 2013	8,185,539	0.41
Granted	7,281,300	3.75
Forfeited/cancelled	(30,200)	0.52
Exercised	(3,262,911)	0.37

Outstanding at December 31, 2013	12,173,728	2.42

Summary of information regarding the share options
	As of December, 31, 2013
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value
Outstanding	12,173,728	6.93	2.42	15,303
Exercisable	4,779,352	2.67	0.43	14,992
Vested and expected to vest	11,642,234	6.81	2.36	15,294

Schedule of assumptions for determining fair value of each option granted
2013
Risk-free interest rate	3.03%
Volatility	45.54%
Dividend yield	0.00%
Exercise multiple	2.8
Fair value of underlying ordinary shares	$4.01

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the contractual life of the options.

(2)                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company.

(3)                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual life of the options.

(4)                 Exercise multiple

Exercise multiple represents the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

(5)              Fair value of underlying ordinary shares

The closing market price of the Company’s ordinary share as of the grant date was used as the fair value of the ordinary shares on that date.

Nonvested shares
SHARE-BASED COMPENSATION
Summary of nonvested shares activity

	Number of shares	Weighted average grant date fair value
Outstanding at January 1, 2013	8,034,464	3.04
Granted	8,858,892	3.70
Vested	(2,718,280)	3.11
Forfeited	(980,804)	3.06
Outstanding at December 31, 2013	13,194,272	3.46